Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Lease	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2013
Related Party Transaction [Line Items]
Related party transactions of loan	$ 3,139,252	$ 3,306,412		$ 350,592
Deposits from related parties	2,109,313
Mr. Dlesk [Member]
Related Party Transaction [Line Items]
Initial lease property, term in years	5 years
Annual rental fee	57,600
Additional lease property, term in years	5 years
Additional operating leases rent expense		$ 63,504	$ 60,480
Option of number of times for additional lease renewal	6
Option for additional lease term	5 years